Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve

	2024		2023
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	18,940,360	Ps.	28,388,655
Additions to construction in progress	32,273,388		34,387,333
Transfers against expenses	(25,944,025)		(29,529,330)
Transfers against fixed assets	(9,696,153)		(14,306,298)
Balance at the end of the year	Ps.	15,573,570	Ps.	18,940,360

Schedule of Other Components of Intangible Assets

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2024	Ps.	6,562,014	1,587,720	Ps.	8,149,734
Additions	482,932		42,440	525,372
Effects of foreign exchange	138,607		319,660	458,267
	7,183,553		1,949,820	9,133,373
Amortization accumulated
Balance as of January 1, 2024	(6,060,212)		(679,063)	(6,739,275)
Amortization	(603,091)		(23,709)	(626,800)
Effects of foreign exchange	(115,991)		(136,600)	(252,591)
	(6,779,294)		(839,372)	(7,618,666)
Balance as of December 31, 2024	Ps.	404,259	1,110,448	Ps.	1,514,707
Useful lives	1 to 3 years		Up to 36 years

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2023	Ps.	6,241,489	1,764,208	Ps.	8,005,697
Additions	424,295		223,014	647,309
Effects of foreign exchange	(103,770)		(399,502)	(503,272)
	6,562,014		1,587,720	8,149,734
Amortization accumulated
Balance as of January 1, 2023	Ps.	(5,613,088)	(756,330)	(6,369,418)
Additions	53,360		—	53,360
Amortization	(580,267)		(19,360)	(599,627)
Effects of foreign exchange	79,783		96,627	176,410
	(6,060,212)		(679,063)	(6,739,275)
Balance as of December 31, 2023	Ps.	501,802	908,657	Ps.	1,410,459
Useful lives	1 to 3 years		Up to 36 years